EQUITY - Schedule Using Black-Scholes Module (Details) - Equity-Settled Share-Based Payment Arrangement	12 Months Ended
	Dec. 31, 2025 yr $ / shares	Dec. 31, 2024 yr $ / shares
Management Share Option Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average share price, share options granted | $ / shares	$ 40.19	$ 26.69
Average term to exercise | yr	7.5	7.5
Expected volatility, share options granted	31.30%	35.00%
Liquidity Discount	25.00%	25.00%
Expected dividend as percentage, share options granted	0.80%	1.00%
Risk free interest rate, share options granted	4.40%	4.20%
Escrowed Stock Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average share price, share options granted | $ / shares	$ 40.19	$ 26.69
Average term to exercise | yr	7.5	7.5
Expected volatility, share options granted	31.30%	35.00%
Liquidity Discount	25.00%	25.00%
Expected dividend as percentage, share options granted	80.00%	1.00%
Risk free interest rate, share options granted	4.40%	4.20%